Other income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Other income
Excess provision written back		₨ 38,973	₨ 22,063	₨ 15,441
Government grant		86,810	233,180	69,573
Gain on termination of leases	$ 361	27,241
Gain on sale of property, plant and equipment (net)		4,842	5,050	1,369
Miscellaneous income		1,765	3,492	3,618
Total	$ 2,117	₨ 159,631	₨ 263,785	₨ 90,001